Disaggregated Revenue (Tables)	6 Months Ended
Mar. 31, 2024
Disaggregated Revenue [Abstract]
Schedule of Revenue by Major Product Categories	The following table presents revenue by major product categories for the six months ended March 31, 2024 and 2023, respectively:
	March 31, 2024		March 31, 2023
	Revenues Amount	As % of Revenues	Revenues Amount	As % of Revenues
	(In USD)		(In USD)
Revenue Category	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Display modules	$8,285,437	55%	$15,137,071	44%
Polarizers	5,983,816	40%	16,974,322	49%
Others (repair services)	703,795	5%	2,183,721	6%
Total	$14,973,048	100%	$34,295,114	100%